SUMMARY OF OPERATING LEASE LIABILITIES (Details) - USD ($)	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Right-of-use Assets And Operating Lease Liabilities
As of May 1	$ 45,325
Addition	30,338	53,925
Interest	1,147	887
Derecognition upon disposal of Barentsz HK	(43,350)
Repayment	(20,436)	(9,487)
As of April 30	$ 13,024	$ 45,325